Investments	12 Months Ended
Dec. 31, 2014
Investments
2.	Investments

The cost, gross unrealized holding gains, gross unrealized holding losses and fair value for available-for-sale securities included in investments by major security type at December 31, 2014 and 2013 were as follows:

	December 31, 2014
	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
	(Millions of yen)
Noncurrent:
Government bonds	¥331	¥—	¥6	¥325
Corporate bonds	512	153	29	636
Fund trusts	84	—	—	84
Equity securities	20,905	19,765	17	40,653

	¥21,832	¥19,918	¥52	¥41,698

	December 31, 2013
	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
	(Millions of yen)
Noncurrent:
Government bonds	¥338	¥—	¥31	¥307
Corporate bonds	491	16	26	481
Fund trusts	68	—	—	68
Equity securities	18,112	16,450	26	34,536

	¥19,009	¥16,466	¥83	¥35,392

Maturities of available-for-sale debt securities included in investments in the accompanying consolidated balance sheets were as follows at December 31, 2014:

	Cost	Fair value
	(Millions of yen)
Due after five years	¥843	¥961

	¥843	¥961

Gross realized gains were ¥2,540 million, ¥2,360 million and ¥238 million for the years ended December 31, 2014, 2013 and 2012, respectively. Gross realized losses, including write-downs for impairments that were other-than-temporary, were ¥31 million, ¥2 million and ¥1,545 million for the years ended December 31, 2014, 2013 and 2012, respectively.

At December 31, 2014, substantially all of the available-for-sale securities with unrealized losses had been in a continuous unrealized loss position for less than twelve months.

Time deposits with original maturities of more than three months are ¥71,863 million and ¥47,914 million at December 31, 2014 and 2013, respectively, and are included in short-term investments in the accompanying consolidated balance sheets.

Aggregate cost of non-marketable equity securities accounted for under the cost method totaled ¥1,164 million and ¥14,794 million at December 31, 2014 and 2013, respectively. These investments were not evaluated for impairment at December 31, 2014 and 2013, respectively, because (a) Canon did not estimate the fair value of those investments as it was not practicable to estimate the fair value of the investments and (b) Canon did not identify any events or changes in circumstances that might have had significant adverse effects on the fair value of those investments.

Investments in affiliated companies accounted for by the equity method amounted to ¥20,863 million and ¥18,937 million at December 31, 2014 and 2013, respectively. Canon’s share of the net earnings (losses) in affiliated companies accounted for by the equity method, included in other income (deductions), were earnings of ¥478 million, losses of ¥664 million and earnings of ¥610 million for the years ended December 31, 2014, 2013 and 2012, respectively.